                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                     METLIFE OF CT SEPARATE ACCOUNT ELEVEN

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 3, 2014

This supplement describes changes affecting the investment options offered under the following contracts issued by Metropolitan Life Insurance Company or MetLife Insurance Company of Connecticut:

    .  ENHANCED PREFERENCE PLUS(R) ACCOUNT
    .  FINANCIAL FREEDOM ACCOUNT
    .  GOLD TRACK
    .  GOLD TRACK SELECT
    .  GOLD TRACK SELECT (NY PLANS)
    .  METLIFE PERSONAL INCOME PLUS(R)
    .  METLIFE RETIREMENT ACCOUNT
    .  METLIFE RETIREMENT PERSPECTIVES
    .  PREFERENCE PLUS(R) ACCOUNT (A, B AND C VERSIONS)
    .  PREFERENCE PLUS(R) INCOME ADVANTAGE
    .  PREFERENCE PLUS SELECT(R)

The names and investment subadvisers, and as indicated, the investment objectives of the investment options identified below have changed. Accordingly, the prospectuses are hereby revised to incorporate the following information.

MET INVESTORS SERIES TRUST
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BLACKROCK LARGE CAP CORE PORTFOLIO

Wellington Management Company, LLP has replaced BlackRock Advisors, LLC as the subadviser to the BlackRock Large Cap Core Portfolio and the name of the portfolio has changed to WMC LARGE CAP RESEARCH PORTFOLIO. In addition, the portfolio's investment objective has changed to "Long-term capital appreciation."

JANUS FORTY PORTFOLIO

ClearBridge Investments, LLC has replaced Janus Capital Management LLC as the subadviser to the Janus Forty Portfolio and the name of the portfolio has changed to CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II.

LORD ABBETT MID CAP VALUE PORTFOLIO

Invesco Advisers, Inc. has replaced Lord, Abbett & Co. LLC as the subadviser to the Lord Abbett Mid Cap Value Portfolio and the name of the portfolio has changed to INVESCO MID CAP VALUE PORTFOLIO. In addition, the portfolio's investment objective has changed to "High total return by investing in equity securities of mid-sized companies."

METROPOLITAN SERIES FUND
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BLACKROCK DIVERSIFIED PORTFOLIO

Wellington Management Company, LLP has replaced BlackRock Advisors, LLC as the subadviser to the BlackRock Diversified Portfolio and the name of the portfolio has changed to WMC BALANCED PORTFOLIO. In addition, the portfolio's investment objective has changed to "Long-term capital appreciation with some current income."

DAVIS VENTURE VALUE PORTFOLIO

Wellington Management Company, LLP has replaced Davis Selected Advisers, L.P. as the subadviser to the Davis Venture Value Portfolio and the name of the portfolio has changed to WMC CORE EQUITY OPPORTUNITIES PORTFOLIO. In addition, the portfolio's investment objective has changed to "Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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